Financial Instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Measured at amortized cost:
Short-term borrowings	$ 184,000	$ 147,000	$ 138,000
Financial liability at amortized cost	5,071	4,837	4,524
Accounts payables and other payables (including related party)	196,429	186,526	171,325
Guarantee deposits	154	604	1,203
Total	$ 385,654	$ 338,967	$ 315,052